Accruals and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Accruals	1,148,365	1,713,045	218,445
Payroll payable	3,832,185	5,868,593	748,354
VAT payable	3,195,520	3,203,065	408,450
Receipts in advance	—	1,875,862	239,207
Deposit received	774,081	5,279,568	673,243
Others	430,130	509,953	65,028
Total	9,380,281	18,450,086	2,352,727